Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 741,143	R$ 721,560
Interest on actuarial liabilities	19,653	77,348
Current service cost	558	1,939
Actuarial gain – experience		(13,340)
Actuarial loss – financial assumptions		6,026
Benefits paid directly by entity	(13,344)	R$ (52,390)
Closing Balance	R$ 748,010